Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented robust processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents, to make sure our information assets and business operations have been effectively protected. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We regularly conduct comprehensive assessments of cybersecurity risks to identify potential internal and external cyber threats that could impact our information systems and data security, such as potential technical vulnerabilities, business process flaws, and human errors. Experienced with industry practices, we utilize advanced risk assessment tools and methodologies to thoroughly identify relevant risks, and quantify and prioritize them based on their potential impact and likelihood of occurrence. We have established dynamic, specific and multi-faceted cybersecurity defensive strategies to effectively mitigate these risks, involving technical measures (such as enhanced firewalls, intrusion detection systems, and data encryption), managerial measures (such as procedural protocols and regular cybersecurity training sessions for our employees), and physical measures (such as secure physical access controls).

Our IT department is actively engaged in monitoring and evaluating our cybersecurity posture on an ongoing basis, including regular security audits, vulnerability scans and threat intelligence analysis, to ensure the effectiveness of mitigation measures and to adjust strategies in response to emerging threats. We have also developed detailed incident response plans, such as roles and responsibilities of key personnel, communication processes, and recovery steps, to rapidly respond to cybersecurity incidents, minimize potential damage, and resume our business operations.

As part of the aforementioned processes, we regularly evaluate and engage third parties to assess our internal cybersecurity programs and compliance with applicable practices and standards, and assist us in identifying potential vulnerabilities and further mitigate cybersecurity risks based on specific circumstances and actual needs. Additionally, we have implemented a set of procedures to ensure effective management of risks from cybersecurity threats associated with the use of the third-party service provider, including conducting our internal cybersecurity assessments and tracking the capabilities and qualifications of such third party. Through these processes, we have been committed to protecting ourselves from the impacts of potential cyber threats, while ensuring that our operations and data security meet the high standards expected by customers, regulatory authorities and other stakeholders.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We regularly conduct comprehensive assessments of cybersecurity risks to identify potential internal and external cyber threats that could impact our information systems and data security, such as potential technical vulnerabilities, business process flaws, and human errors. Experienced with industry practices, we utilize advanced risk assessment tools and methodologies to thoroughly identify relevant risks, and quantify and prioritize them based on their potential impact and likelihood of occurrence. We have established dynamic, specific and multi-faceted cybersecurity defensive strategies to effectively mitigate these risks, involving technical measures (such as enhanced firewalls, intrusion detection systems, and data encryption), managerial measures (such as procedural protocols and regular cybersecurity training sessions for our employees), and physical measures (such as secure physical access controls).

Our IT department is actively engaged in monitoring and evaluating our cybersecurity posture on an ongoing basis, including regular security audits, vulnerability scans and threat intelligence analysis, to ensure the effectiveness of mitigation measures and to adjust strategies in response to emerging threats. We have also developed detailed incident response plans, such as roles and responsibilities of key personnel, communication processes, and recovery steps, to rapidly respond to cybersecurity incidents, minimize potential damage, and resume our business operations.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors is responsible for overseeing our cybersecurity risk management. Our board of directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, presented by our chief executive officer, chief financial officer and cybersecurity officer on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our chief executive officer, chief financial officer and cybersecurity officer.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, presented by our chief executive officer, chief financial officer and cybersecurity officer on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our chief executive officer, chief financial officer and cybersecurity officer.
Cybersecurity Risk Role of Management [Text Block]

At management level, our chief executive officer, chief financial officer and cybersecurity officer are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. These officers report to our board of directors on (i) a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F.

If a cybersecurity incident occurs, our IT department will promptly organize relevant personnel for internal assessment and if it is determined that the incident could potentially be a material cybersecurity event, our chief executive officer, chief financial officer and cybersecurity officer will promptly report the incident and assessment results to our board of directors and other members of senior management and external legal counsel, to the extent appropriate. Our chief executive officer, chief financial officer and cybersecurity officer shall prepare disclosure material on the cybersecurity incident for review and approval by the board of directors and other members of senior management (if necessary), before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	chief executive officer, chief financial officer and cybersecurity officer
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

If a cybersecurity incident occurs, our IT department will promptly organize relevant personnel for internal assessment and if it is determined that the incident could potentially be a material cybersecurity event, our chief executive officer, chief financial officer and cybersecurity officer will promptly report the incident and assessment results to our board of directors and other members of senior management and external legal counsel, to the extent appropriate. Our chief executive officer, chief financial officer and cybersecurity officer shall prepare disclosure material on the cybersecurity incident for review and approval by the board of directors and other members of senior management (if necessary), before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true